SCHEDULE OF REVENUE FROM CONTACT WITH CUSTOMERS (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Mar. 31, 2025		Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 300,000			$ 155,000		$ 1,966,731
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	300,000	[1]	[1]	155,000	[2]	218,600	[2]
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total		[3]	[3]		[4]	$ 1,748,131	[4]

[1]	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
[2]	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
[3]	Includes revenue from Software as a Service (“SaaS”).
[4]	Includes revenue from Software as a Service (“SaaS”).